Document And Entity Information	6 Months Ended
Jun. 30, 2020
Document Information [Line Items]
Entity Registrant Name	Presidio Property Trust, Inc.
Entity Central Index Key	0001080657
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Small Business	true
Document Type	S-11/A
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	Q2
Amendment Flag	true
Amendment Description	Amendment No. 8